Shareholder Report		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key		0000088048
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000099785
Shareholder Report [Line Items]
Fund Name		DWS RREEF Real Estate Securities Fund
Class Name		Class A
Trading Symbol		RRRAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.99%

Gross expense ratio as of the latest prospectus: 1.00%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned -0.53% (unadjusted for sales charges) for the period ended December 31, 2025. The Fund's broad-based index, the S&P 500® Index, returned 17.88% for the same period, while the Fund's additional, more narrowly based index, the FTSE NAREIT All Equity REITs Index, returned 2.27%.

Individual stock selection and broader sector allocations each played a role in the Fund’s underperformance relative to the FTSE NAREIT All Equity REITs Index.

With respect to the former, the Fund’s holdings lagged the corresponding index components by the widest margin in the net lease category. The shortfall was largely a result of weakness in Essential Properties Real Estate Trust, Inc. (2.3%) and Vinci Properties, Inc.* The Fund also underperformed in specialty REITs, where Iron Mountain, Inc.* was the largest detractor, and in apartments, where overweights in Avalon Bay Communities, Inc.* and Independence Realty Trust, Inc.* hurt results.

On the positive side, the Fund outperformed in the lab/outpatient category thanks to an overweight in Healthcare Realty Trust, Inc. (0.9%) and a zero weighting in Alexandria Real Estate Equities, Inc., one of the worst performing stocks in the FTSE NAREIT All Equity REITs Index in 2025. The industrials category was a further area of strength, primarily due to zero weightings or underweights in several stocks that lagged. Stock selection in manufactured housing, hotels, and senior housing also contributed positively to the Fund's relative performance.

In terms of allocation, the Fund was hurt by its average underweight in offices, which continued to recover from COVID-era weakness. Overweights in regional malls, apartments, and data centers, together with an underweight in net lease, further detracted from the Fund's performance. An average overweight in senior housing helped results, as did an underweight in the lab/outpatient category.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	S&P 500® Index	FTSE NAREIT All Equity REITs Index
'15	$9,425	$10,000	$10,000
'16	$9,185	$9,504	$9,648
'16	$9,163	$9,491	$9,607
'16	$9,994	$10,135	$10,584
'16	$9,677	$10,174	$10,392
'16	$9,954	$10,357	$10,632
'16	$10,632	$10,384	$11,368
'16	$11,036	$10,766	$11,810
'16	$10,623	$10,782	$11,400
'16	$10,450	$10,784	$11,231
'16	$9,881	$10,587	$10,657
'16	$9,633	$10,979	$10,399
'16	$10,062	$11,196	$10,863
'17	$10,032	$11,408	$10,881
'17	$10,422	$11,861	$11,318
'17	$10,131	$11,875	$11,140
'17	$10,146	$11,997	$11,188
'17	$10,192	$12,166	$11,174
'17	$10,371	$12,242	$11,393
'17	$10,508	$12,494	$11,537
'17	$10,528	$12,532	$11,611
'17	$10,436	$12,790	$11,519
'17	$10,360	$13,089	$11,534
'17	$10,643	$13,490	$11,840
'17	$10,676	$13,640	$11,805
'18	$10,373	$14,421	$11,457
'18	$9,619	$13,890	$10,624
'18	$10,038	$13,537	$11,019
'18	$10,191	$13,589	$11,076
'18	$10,459	$13,916	$11,475
'18	$10,793	$14,002	$11,955
'18	$10,793	$14,523	$12,028
'18	$11,170	$14,996	$12,362
'18	$10,885	$15,081	$12,059
'18	$10,667	$14,050	$11,740
'18	$11,136	$14,337	$12,298
'18	$10,304	$13,042	$11,328
'19	$11,481	$14,087	$12,639
'19	$11,514	$14,540	$12,708
'19	$11,987	$14,822	$13,273
'19	$11,965	$15,422	$13,242
'19	$12,091	$14,442	$13,328
'19	$12,241	$15,460	$13,511
'19	$12,401	$15,682	$13,719
'19	$13,095	$15,434	$14,287
'19	$13,373	$15,723	$14,555
'19	$13,694	$16,063	$14,713
'19	$13,512	$16,646	$14,486
'19	$13,303	$17,149	$14,575
'20	$13,492	$17,142	$14,759
'20	$12,393	$15,731	$13,722
'20	$10,256	$13,788	$11,158
'20	$10,853	$15,556	$12,143
'20	$11,060	$16,296	$12,351
'20	$11,135	$16,620	$12,636
'20	$11,793	$17,558	$13,119
'20	$11,775	$18,820	$13,136
'20	$11,422	$18,105	$12,787
'20	$11,209	$17,623	$12,358
'20	$12,223	$19,552	$13,497
'20	$12,612	$20,304	$13,828
'21	$12,563	$20,099	$13,818
'21	$13,081	$20,653	$14,194
'21	$13,590	$21,558	$14,979
'21	$14,689	$22,708	$16,195
'21	$14,853	$22,867	$16,328
'21	$15,272	$23,401	$16,780
'21	$16,013	$23,957	$17,513
'21	$16,387	$24,685	$17,878
'21	$15,366	$23,537	$16,819
'21	$16,514	$25,186	$18,009
'21	$16,343	$25,011	$17,827
'21	$17,975	$26,132	$19,539
'22	$16,373	$24,780	$17,989
'22	$15,585	$24,038	$17,289
'22	$16,678	$24,931	$18,511
'22	$16,099	$22,757	$17,834
'22	$15,151	$22,798	$16,999
'22	$14,089	$20,917	$15,792
'22	$15,210	$22,845	$17,142
'22	$14,271	$21,913	$16,134
'22	$12,483	$19,895	$14,082
'22	$12,863	$21,506	$14,558
'22	$13,589	$22,708	$15,431
'22	$13,009	$21,400	$14,664
'23	$14,215	$22,744	$16,141
'23	$13,411	$22,189	$15,184
'23	$13,295	$23,004	$14,920
'23	$13,438	$23,363	$14,964
'23	$12,878	$23,464	$14,332
'23	$13,561	$25,015	$15,100
'23	$13,732	$25,819	$15,402
'23	$13,410	$25,407	$14,889
'23	$12,521	$24,196	$13,841
'23	$12,252	$23,687	$13,410
'23	$13,507	$25,851	$15,000
'23	$14,558	$27,025	$16,330
'24	$13,893	$27,479	$15,536
'24	$14,295	$28,946	$15,835
'24	$14,555	$29,878	$16,116
'24	$13,295	$28,657	$14,841
'24	$13,984	$30,078	$15,626
'24	$14,371	$31,158	$15,972
'24	$15,343	$31,537	$17,118
'24	$16,203	$32,302	$18,081
'24	$16,706	$32,992	$18,654
'24	$16,242	$32,693	$17,980
'24	$16,797	$34,612	$18,623
'24	$15,401	$33,787	$17,133
'25	$15,493	$34,727	$17,309
'25	$16,089	$34,274	$18,030
'25	$15,652	$32,343	$17,605
'25	$15,446	$32,124	$17,256
'25	$15,574	$34,146	$17,455
'25	$15,474	$35,882	$17,441
'25	$15,209	$36,688	$17,252
'25	$15,602	$37,431	$17,829
'25	$15,650	$38,797	$17,907
'25	$15,398	$39,706	$17,512
'25	$15,729	$39,803	$17,905
'25	$15,320	$39,828	$17,522

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	-0.53%	3.97%	4.98%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	-6.25%	2.74%	4.36%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE NAREIT All Equity REITs Index	2.27%	4.85%	5.77%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 935,017,923
Holdings Count | Holding		37
Advisory Fees Paid, Amount		$ 4,080,213
InvestmentCompanyPortfolioTurnover		100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	935,017,923
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	100
Total Net Advisory Fees Paid ($)	4,080,213

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	31%
Health Care REITs	18%
Retail REITs	17%
Industrial REITs	13%
Residential REITs	12%
Hotel & Resort REITs	3%
Diversified REITs	3%
Office REITs	2%

Ten Largest Equity Holdings

Holdings	54.8% of Net Assets
Prologis, Inc.	9.7%
Welltower, Inc.	8.6%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.9%
SBA Communications Corp.	5.2%
Crown Castle, Inc.	4.8%
Realty Income Corp.	3.9%
Equity Residential	3.7%
Ventas, Inc.	3.6%
Extra Space Storage, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.24% to 1.20%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.24% to 1.20%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000099787
Shareholder Report [Line Items]
Fund Name		DWS RREEF Real Estate Securities Fund
Class Name		Class C
Trading Symbol		RRRCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.71%

Gross expense ratio as of the latest prospectus: 1.73%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 170
Expense Ratio, Percent		1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned -1.23% (unadjusted for sales charges) for the period ended December 31, 2025. The Fund's broad-based index, the S&P 500® Index, returned 17.88% for the same period, while the Fund's additional, more narrowly based index, the FTSE NAREIT All Equity REITs Index, returned 2.27%.

Individual stock selection and broader sector allocations each played a role in the Fund’s underperformance relative to the FTSE NAREIT All Equity REITs Index.

With respect to the former, the Fund’s holdings lagged the corresponding index components by the widest margin in the net lease category. The shortfall was largely a result of weakness in Essential Properties Real Estate Trust, Inc. (2.3%) and Vinci Properties, Inc.* The Fund also underperformed in specialty REITs, where Iron Mountain, Inc.* was the largest detractor, and in apartments, where overweights in Avalon Bay Communities, Inc.* and Independence Realty Trust, Inc.* hurt results.

On the positive side, the Fund outperformed in the lab/outpatient category thanks to an overweight in Healthcare Realty Trust, Inc. (0.9%) and a zero weighting in Alexandria Real Estate Equities, Inc., one of the worst performing stocks in the FTSE NAREIT All Equity REITs Index in 2025. The industrials category was a further area of strength, primarily due to zero weightings or underweights in several stocks that lagged. Stock selection in manufactured housing, hotels, and senior housing also contributed positively to the Fund's relative performance.

In terms of allocation, the Fund was hurt by its average underweight in offices, which continued to recover from COVID-era weakness. Overweights in regional malls, apartments, and data centers, together with an underweight in net lease, further detracted from the Fund's performance. An average overweight in senior housing helped results, as did an underweight in the lab/outpatient category.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	S&P 500® Index	FTSE NAREIT All Equity REITs Index
'15	$10,000	$10,000	$10,000
'16	$9,734	$9,504	$9,648
'16	$9,711	$9,491	$9,607
'16	$10,584	$10,135	$10,584
'16	$10,243	$10,174	$10,392
'16	$10,528	$10,357	$10,632
'16	$11,238	$10,384	$11,368
'16	$11,661	$10,766	$11,810
'16	$11,219	$10,782	$11,400
'16	$11,029	$10,784	$11,231
'16	$10,422	$10,587	$10,657
'16	$10,158	$10,979	$10,399
'16	$10,598	$11,196	$10,863
'17	$10,566	$11,408	$10,881
'17	$10,967	$11,861	$11,318
'17	$10,653	$11,875	$11,140
'17	$10,669	$11,997	$11,188
'17	$10,710	$12,166	$11,174
'17	$10,890	$12,242	$11,393
'17	$11,026	$12,494	$11,537
'17	$11,041	$12,532	$11,611
'17	$10,938	$12,790	$11,519
'17	$10,848	$13,089	$11,534
'17	$11,142	$13,490	$11,840
'17	$11,173	$13,640	$11,805
'18	$10,848	$14,421	$11,457
'18	$10,053	$13,890	$10,624
'18	$10,485	$13,537	$11,019
'18	$10,642	$13,589	$11,076
'18	$10,908	$13,916	$11,475
'18	$11,250	$14,002	$11,955
'18	$11,245	$14,523	$12,028
'18	$11,633	$14,996	$12,362
'18	$11,332	$15,081	$12,059
'18	$11,096	$14,050	$11,740
'18	$11,578	$14,337	$12,298
'18	$10,705	$13,042	$11,328
'19	$11,918	$14,087	$12,639
'19	$11,946	$14,540	$12,708
'19	$12,433	$14,822	$13,273
'19	$12,399	$15,422	$13,242
'19	$12,528	$14,442	$13,328
'19	$12,676	$15,460	$13,511
'19	$12,828	$15,682	$13,719
'19	$13,543	$15,434	$14,287
'19	$13,821	$15,723	$14,555
'19	$14,142	$16,063	$14,713
'19	$13,950	$16,646	$14,486
'19	$13,725	$17,149	$14,575
'20	$13,911	$17,142	$14,759
'20	$12,774	$15,731	$13,722
'20	$10,560	$13,788	$11,158
'20	$11,173	$15,556	$12,143
'20	$11,377	$16,296	$12,351
'20	$11,452	$16,620	$12,636
'20	$12,120	$17,558	$13,119
'20	$12,096	$18,820	$13,136
'20	$11,729	$18,105	$12,787
'20	$11,502	$17,623	$12,358
'20	$12,528	$19,552	$13,497
'20	$12,924	$20,304	$13,828
'21	$12,863	$20,099	$13,818
'21	$13,392	$20,653	$14,194
'21	$13,901	$21,558	$14,979
'21	$15,016	$22,708	$16,195
'21	$15,176	$22,867	$16,328
'21	$15,591	$23,401	$16,780
'21	$16,337	$23,957	$17,513
'21	$16,707	$24,685	$17,878
'21	$15,657	$23,537	$16,819
'21	$16,817	$25,186	$18,009
'21	$16,632	$25,011	$17,827
'21	$18,283	$26,132	$19,539
'22	$16,644	$24,780	$17,989
'22	$15,834	$24,038	$17,289
'22	$16,933	$24,931	$18,511
'22	$16,334	$22,757	$17,834
'22	$15,367	$22,798	$16,999
'22	$14,279	$20,917	$15,792
'22	$15,405	$22,845	$17,142
'22	$14,454	$21,913	$16,134
'22	$12,633	$19,895	$14,082
'22	$13,005	$21,506	$14,558
'22	$13,735	$22,708	$15,431
'22	$13,141	$21,400	$14,664
'23	$14,348	$22,744	$16,141
'23	$13,528	$22,189	$15,184
'23	$13,410	$23,004	$14,920
'23	$13,546	$23,363	$14,964
'23	$12,969	$23,464	$14,332
'23	$13,651	$25,015	$15,100
'23	$13,814	$25,819	$15,402
'23	$13,481	$25,407	$14,889
'23	$12,577	$24,196	$13,841
'23	$12,304	$23,687	$13,410
'23	$13,553	$25,851	$15,000
'23	$14,601	$27,025	$16,330
'24	$13,924	$27,479	$15,536
'24	$14,321	$28,946	$15,835
'24	$14,566	$29,878	$16,116
'24	$13,303	$28,657	$14,841
'24	$13,983	$30,078	$15,626
'24	$14,360	$31,158	$15,972
'24	$15,324	$31,537	$17,118
'24	$16,171	$32,302	$18,081
'24	$16,664	$32,992	$18,654
'24	$16,195	$32,693	$17,980
'24	$16,733	$34,612	$18,623
'24	$15,334	$33,787	$17,133
'25	$15,417	$34,727	$17,309
'25	$16,008	$34,274	$18,030
'25	$15,556	$32,343	$17,605
'25	$15,340	$32,124	$17,256
'25	$15,465	$34,146	$17,455
'25	$15,360	$35,882	$17,441
'25	$15,080	$36,688	$17,252
'25	$15,458	$37,431	$17,829
'25	$15,499	$38,797	$17,907
'25	$15,239	$39,706	$17,512
'25	$15,555	$39,803	$17,905
'25	$15,145	$39,828	$17,522

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	-1.23%	3.22%	4.24%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	-2.21%	3.22%	4.24%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE NAREIT All Equity REITs Index	2.27%	4.85%	5.77%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 935,017,923
Holdings Count | Holding		37
Advisory Fees Paid, Amount		$ 4,080,213
InvestmentCompanyPortfolioTurnover		100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	935,017,923
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	100
Total Net Advisory Fees Paid ($)	4,080,213

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	31%
Health Care REITs	18%
Retail REITs	17%
Industrial REITs	13%
Residential REITs	12%
Hotel & Resort REITs	3%
Diversified REITs	3%
Office REITs	2%

Ten Largest Equity Holdings

Holdings	54.8% of Net Assets
Prologis, Inc.	9.7%
Welltower, Inc.	8.6%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.9%
SBA Communications Corp.	5.2%
Crown Castle, Inc.	4.8%
Realty Income Corp.	3.9%
Equity Residential	3.7%
Ventas, Inc.	3.6%
Extra Space Storage, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.99% to 1.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.99% to 1.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000099788
Shareholder Report [Line Items]
Fund Name		DWS RREEF Real Estate Securities Fund
Class Name		Class R
Trading Symbol		RRRSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$129	1.30%

Gross expense ratio as of the latest prospectus: 1.30%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 129
Expense Ratio, Percent		1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R shares of the Fund returned -0.86% for the period ended December 31, 2025. The Fund's broad-based index, the S&P 500® Index, returned 17.88% for the same period, while the Fund's additional, more narrowly based index, the FTSE NAREIT All Equity REITs Index, returned 2.27%.

Individual stock selection and broader sector allocations each played a role in the Fund’s underperformance relative to the FTSE NAREIT All Equity REITs Index.

With respect to the former, the Fund’s holdings lagged the corresponding index components by the widest margin in the net lease category. The shortfall was largely a result of weakness in Essential Properties Real Estate Trust, Inc. (2.3%) and Vinci Properties, Inc.* The Fund also underperformed in specialty REITs, where Iron Mountain, Inc.* was the largest detractor, and in apartments, where overweights in Avalon Bay Communities, Inc.* and Independence Realty Trust, Inc.* hurt results.

On the positive side, the Fund outperformed in the lab/outpatient category thanks to an overweight in Healthcare Realty Trust, Inc. (0.9%) and a zero weighting in Alexandria Real Estate Equities, Inc., one of the worst performing stocks in the FTSE NAREIT All Equity REITs Index in 2025. The industrials category was a further area of strength, primarily due to zero weightings or underweights in several stocks that lagged. Stock selection in manufactured housing, hotels, and senior housing also contributed positively to the Fund's relative performance.

In terms of allocation, the Fund was hurt by its average underweight in offices, which continued to recover from COVID-era weakness. Overweights in regional malls, apartments, and data centers, together with an underweight in net lease, further detracted from the Fund's performance. An average overweight in senior housing helped results, as did an underweight in the lab/outpatient category.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R	S&P 500® Index	FTSE NAREIT All Equity REITs Index
'15	$10,000	$10,000	$10,000
'16	$9,736	$9,504	$9,648
'16	$9,712	$9,491	$9,607
'16	$10,590	$10,135	$10,584
'16	$10,254	$10,174	$10,392
'16	$10,543	$10,357	$10,632
'16	$11,261	$10,384	$11,368
'16	$11,685	$10,766	$11,810
'16	$11,247	$10,782	$11,400
'16	$11,055	$10,784	$11,231
'16	$10,454	$10,587	$10,657
'16	$10,191	$10,979	$10,399
'16	$10,636	$11,196	$10,863
'17	$10,604	$11,408	$10,881
'17	$11,011	$11,861	$11,318
'17	$10,701	$11,875	$11,140
'17	$10,717	$11,997	$11,188
'17	$10,759	$12,166	$11,174
'17	$10,946	$12,242	$11,393
'17	$11,089	$12,494	$11,537
'17	$11,111	$12,532	$11,611
'17	$11,004	$12,790	$11,519
'17	$10,924	$13,089	$11,534
'17	$11,223	$13,490	$11,840
'17	$11,249	$13,640	$11,805
'18	$10,929	$14,421	$11,457
'18	$10,135	$13,890	$10,624
'18	$10,568	$13,537	$11,019
'18	$10,729	$13,589	$11,076
'18	$11,000	$13,916	$11,475
'18	$11,354	$14,002	$11,955
'18	$11,354	$14,523	$12,028
'18	$11,744	$14,996	$12,362
'18	$11,448	$15,081	$12,059
'18	$11,213	$14,050	$11,740
'18	$11,706	$14,337	$12,298
'18	$10,823	$13,042	$11,328
'19	$12,054	$14,087	$12,639
'19	$12,088	$14,540	$12,708
'19	$12,582	$14,822	$13,273
'19	$12,559	$15,422	$13,242
'19	$12,691	$14,442	$13,328
'19	$12,845	$15,460	$13,511
'19	$13,006	$15,682	$13,719
'19	$13,728	$15,434	$14,287
'19	$14,021	$15,723	$14,555
'19	$14,346	$16,063	$14,713
'19	$14,155	$16,646	$14,486
'19	$13,932	$17,149	$14,575
'20	$14,123	$17,142	$14,759
'20	$12,972	$15,731	$13,722
'20	$10,727	$13,788	$11,158
'20	$11,351	$15,556	$12,143
'20	$11,568	$16,296	$12,351
'20	$11,642	$16,620	$12,636
'20	$12,325	$17,558	$13,119
'20	$12,306	$18,820	$13,136
'20	$11,939	$18,105	$12,787
'20	$11,711	$17,623	$12,358
'20	$12,763	$19,552	$13,497
'20	$13,166	$20,304	$13,828
'21	$13,115	$20,099	$13,818
'21	$13,655	$20,653	$14,194
'21	$14,176	$21,558	$14,979
'21	$15,322	$22,708	$16,195
'21	$15,488	$22,867	$16,328
'21	$15,919	$23,401	$16,780
'21	$16,692	$23,957	$17,513
'21	$17,075	$24,685	$17,878
'21	$16,004	$23,537	$16,819
'21	$17,194	$25,186	$18,009
'21	$17,015	$25,011	$17,827
'21	$18,707	$26,132	$19,539
'22	$17,033	$24,780	$17,989
'22	$16,212	$24,038	$17,289
'22	$17,344	$24,931	$18,511
'22	$16,741	$22,757	$17,834
'22	$15,749	$22,798	$16,999
'22	$14,640	$20,917	$15,792
'22	$15,805	$22,845	$17,142
'22	$14,823	$21,913	$16,134
'22	$12,961	$19,895	$14,082
'22	$13,356	$21,506	$14,558
'22	$14,110	$22,708	$15,431
'22	$13,505	$21,400	$14,664
'23	$14,749	$22,744	$16,141
'23	$13,908	$22,189	$15,184
'23	$13,791	$23,004	$14,920
'23	$13,932	$23,363	$14,964
'23	$13,345	$23,464	$14,332
'23	$14,049	$25,015	$15,100
'23	$14,227	$25,819	$15,402
'23	$13,885	$25,407	$14,889
'23	$12,962	$24,196	$13,841
'23	$12,683	$23,687	$13,410
'23	$13,975	$25,851	$15,000
'23	$15,065	$27,025	$16,330
'24	$14,363	$27,479	$15,536
'24	$14,786	$28,946	$15,835
'24	$15,043	$29,878	$16,116
'24	$13,741	$28,657	$14,841
'24	$14,446	$30,078	$15,626
'24	$14,849	$31,158	$15,972
'24	$15,846	$31,537	$17,118
'24	$16,727	$32,302	$18,081
'24	$17,248	$32,992	$18,654
'24	$16,763	$32,693	$17,980
'24	$17,335	$34,612	$18,623
'24	$15,889	$33,787	$17,133
'25	$15,977	$34,727	$17,309
'25	$16,592	$34,274	$18,030
'25	$16,134	$32,343	$17,605
'25	$15,913	$32,124	$17,256
'25	$16,046	$34,146	$17,455
'25	$15,939	$35,882	$17,441
'25	$15,659	$36,688	$17,252
'25	$16,064	$37,431	$17,829
'25	$16,108	$38,797	$17,907
'25	$15,841	$39,706	$17,512
'25	$16,175	$39,803	$17,905
'25	$15,753	$39,828	$17,522

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R No Sales Charge	-0.86%	3.65%	4.65%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE NAREIT All Equity REITs Index	2.27%	4.85%	5.77%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 935,017,923
Holdings Count | Holding		37
Advisory Fees Paid, Amount		$ 4,080,213
InvestmentCompanyPortfolioTurnover		100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	935,017,923
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	100
Total Net Advisory Fees Paid ($)	4,080,213

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	31%
Health Care REITs	18%
Retail REITs	17%
Industrial REITs	13%
Residential REITs	12%
Hotel & Resort REITs	3%
Diversified REITs	3%
Office REITs	2%

Ten Largest Equity Holdings

Holdings	54.8% of Net Assets
Prologis, Inc.	9.7%
Welltower, Inc.	8.6%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.9%
SBA Communications Corp.	5.2%
Crown Castle, Inc.	4.8%
Realty Income Corp.	3.9%
Equity Residential	3.7%
Ventas, Inc.	3.6%
Extra Space Storage, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class R shares changed from 1.49% to 1.45%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class R shares changed from 1.49% to 1.45%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000148175
Shareholder Report [Line Items]
Fund Name		DWS RREEF Real Estate Securities Fund
Class Name		Class R6
Trading Symbol		RRRZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	0.54%

Gross expense ratio as of the latest prospectus: 0.54%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned -0.08% for the period ended December 31, 2025. The Fund's broad-based index, the S&P 500® Index, returned 17.88% for the same period, while the Fund's additional, more narrowly based index, the FTSE NAREIT All Equity REITs Index, returned 2.27%.

Individual stock selection and broader sector allocations each played a role in the Fund’s underperformance relative to the FTSE NAREIT All Equity REITs Index.

With respect to the former, the Fund’s holdings lagged the corresponding index components by the widest margin in the net lease category. The shortfall was largely a result of weakness in Essential Properties Real Estate Trust, Inc. (2.3%) and Vinci Properties, Inc.* The Fund also underperformed in specialty REITs, where Iron Mountain, Inc.* was the largest detractor, and in apartments, where overweights in Avalon Bay Communities, Inc.* and Independence Realty Trust, Inc.* hurt results.

On the positive side, the Fund outperformed in the lab/outpatient category thanks to an overweight in Healthcare Realty Trust, Inc. (0.9%) and a zero weighting in Alexandria Real Estate Equities, Inc., one of the worst performing stocks in the FTSE NAREIT All Equity REITs Index in 2025. The industrials category was a further area of strength, primarily due to zero weightings or underweights in several stocks that lagged. Stock selection in manufactured housing, hotels, and senior housing also contributed positively to the Fund's relative performance.

In terms of allocation, the Fund was hurt by its average underweight in offices, which continued to recover from COVID-era weakness. Overweights in regional malls, apartments, and data centers, together with an underweight in net lease, further detracted from the Fund's performance. An average overweight in senior housing helped results, as did an underweight in the lab/outpatient category.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index	FTSE NAREIT All Equity REITs Index
'15	$10,000	$10,000	$10,000
'16	$9,745	$9,504	$9,648
'16	$9,731	$9,491	$9,607
'16	$10,616	$10,135	$10,584
'16	$10,284	$10,174	$10,392
'16	$10,578	$10,357	$10,632
'16	$11,307	$10,384	$11,368
'16	$11,738	$10,766	$11,810
'16	$11,307	$10,782	$11,400
'16	$11,121	$10,784	$11,231
'16	$10,525	$10,587	$10,657
'16	$10,265	$10,979	$10,399
'16	$10,724	$11,196	$10,863
'17	$10,697	$11,408	$10,881
'17	$11,114	$11,861	$11,318
'17	$10,811	$11,875	$11,140
'17	$10,832	$11,997	$11,188
'17	$10,886	$12,166	$11,174
'17	$11,079	$12,242	$11,393
'17	$11,230	$12,494	$11,537
'17	$11,257	$12,532	$11,611
'17	$11,156	$12,790	$11,519
'17	$11,080	$13,089	$11,534
'17	$11,389	$13,490	$11,840
'17	$11,434	$13,640	$11,805
'18	$11,114	$14,421	$11,457
'18	$10,305	$13,890	$10,624
'18	$10,761	$13,537	$11,019
'18	$10,931	$13,589	$11,076
'18	$11,218	$13,916	$11,475
'18	$11,584	$14,002	$11,955
'18	$11,584	$14,523	$12,028
'18	$11,995	$14,996	$12,362
'18	$11,698	$15,081	$12,059
'18	$11,457	$14,050	$11,740
'18	$11,968	$14,337	$12,298
'18	$11,081	$13,042	$11,328
'19	$12,349	$14,087	$12,639
'19	$12,384	$14,540	$12,708
'19	$12,902	$14,822	$13,273
'19	$12,879	$15,422	$13,242
'19	$13,026	$14,442	$13,328
'19	$13,197	$15,460	$13,511
'19	$13,369	$15,682	$13,719
'19	$14,124	$15,434	$14,287
'19	$14,428	$15,723	$14,555
'19	$14,781	$16,063	$14,713
'19	$14,589	$16,646	$14,486
'19	$14,368	$17,149	$14,575
'20	$14,578	$17,142	$14,759
'20	$13,395	$15,731	$13,722
'20	$11,089	$13,788	$11,158
'20	$11,742	$15,556	$12,143
'20	$11,972	$16,296	$12,351
'20	$12,053	$16,620	$12,636
'20	$12,774	$17,558	$13,119
'20	$12,761	$18,820	$13,136
'20	$12,380	$18,105	$12,787
'20	$12,156	$17,623	$12,358
'20	$13,256	$19,552	$13,497
'20	$13,687	$20,304	$13,828
'21	$13,634	$20,099	$13,818
'21	$14,204	$20,653	$14,194
'21	$14,760	$21,558	$14,979
'21	$15,962	$22,708	$16,195
'21	$16,142	$22,867	$16,328
'21	$16,610	$23,401	$16,780
'21	$17,423	$23,957	$17,513
'21	$17,830	$24,685	$17,878
'21	$16,730	$23,537	$16,819
'21	$17,982	$25,186	$18,009
'21	$17,802	$25,011	$17,827
'21	$19,590	$26,132	$19,539
'22	$17,847	$24,780	$17,989
'22	$16,994	$24,038	$17,289
'22	$18,193	$24,931	$18,511
'22	$17,567	$22,757	$17,834
'22	$16,539	$22,798	$16,999
'22	$15,388	$20,917	$15,792
'22	$16,622	$22,845	$17,142
'22	$15,602	$21,913	$16,134
'22	$13,654	$19,895	$14,082
'22	$14,070	$21,506	$14,558
'22	$14,872	$22,708	$15,431
'22	$14,247	$21,400	$14,664
'23	$15,570	$22,744	$16,141
'23	$14,695	$22,189	$15,184
'23	$14,576	$23,004	$14,920
'23	$14,741	$23,363	$14,964
'23	$14,126	$23,464	$14,332
'23	$14,886	$25,015	$15,100
'23	$15,082	$25,819	$15,402
'23	$14,727	$25,407	$14,889
'23	$13,759	$24,196	$13,841
'23	$13,470	$23,687	$13,410
'23	$14,851	$25,851	$15,000
'23	$16,019	$27,025	$16,330
'24	$15,286	$27,479	$15,536
'24	$15,736	$28,946	$15,835
'24	$16,025	$29,878	$16,116
'24	$14,643	$28,657	$14,841
'24	$15,411	$30,078	$15,626
'24	$15,848	$31,158	$15,972
'24	$16,921	$31,537	$17,118
'24	$17,871	$32,302	$18,081
'24	$18,440	$32,992	$18,654
'24	$17,935	$32,693	$17,980
'24	$18,557	$34,612	$18,623
'24	$17,018	$33,787	$17,133
'25	$17,128	$34,727	$17,309
'25	$17,795	$34,274	$18,030
'25	$17,317	$32,343	$17,605
'25	$17,095	$32,124	$17,256
'25	$17,245	$34,146	$17,455
'25	$17,139	$35,882	$17,441
'25	$16,853	$36,688	$17,252
'25	$17,298	$37,431	$17,829
'25	$17,354	$38,797	$17,907
'25	$17,082	$39,706	$17,512
'25	$17,450	$39,803	$17,905
'25	$17,004	$39,828	$17,522

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	-0.08%	4.44%	5.45%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE NAREIT All Equity REITs Index	2.27%	4.85%	5.77%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 935,017,923
Holdings Count | Holding		37
Advisory Fees Paid, Amount		$ 4,080,213
InvestmentCompanyPortfolioTurnover		100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	935,017,923
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	100
Total Net Advisory Fees Paid ($)	4,080,213

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	31%
Health Care REITs	18%
Retail REITs	17%
Industrial REITs	13%
Residential REITs	12%
Hotel & Resort REITs	3%
Diversified REITs	3%
Office REITs	2%

Ten Largest Equity Holdings

Holdings	54.8% of Net Assets
Prologis, Inc.	9.7%
Welltower, Inc.	8.6%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.9%
SBA Communications Corp.	5.2%
Crown Castle, Inc.	4.8%
Realty Income Corp.	3.9%
Equity Residential	3.7%
Ventas, Inc.	3.6%
Extra Space Storage, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 0.99% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 0.99% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000099789
Shareholder Report [Line Items]
Fund Name		DWS RREEF Real Estate Securities Fund
Class Name		Class S
Trading Symbol		RRREX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$76	0.76%

Gross expense ratio as of the latest prospectus: 0.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned -0.28% for the period ended December 31, 2025. The Fund's broad-based index, the S&P 500® Index, returned 17.88% for the same period, while the Fund's additional, more narrowly based index, the FTSE NAREIT All Equity REITs Index, returned 2.27%.

Individual stock selection and broader sector allocations each played a role in the Fund’s underperformance relative to the FTSE NAREIT All Equity REITs Index.

With respect to the former, the Fund’s holdings lagged the corresponding index components by the widest margin in the net lease category. The shortfall was largely a result of weakness in Essential Properties Real Estate Trust, Inc. (2.3%) and Vinci Properties, Inc.* The Fund also underperformed in specialty REITs, where Iron Mountain, Inc.* was the largest detractor, and in apartments, where overweights in Avalon Bay Communities, Inc.* and Independence Realty Trust, Inc.* hurt results.

On the positive side, the Fund outperformed in the lab/outpatient category thanks to an overweight in Healthcare Realty Trust, Inc. (0.9%) and a zero weighting in Alexandria Real Estate Equities, Inc., one of the worst performing stocks in the FTSE NAREIT All Equity REITs Index in 2025. The industrials category was a further area of strength, primarily due to zero weightings or underweights in several stocks that lagged. Stock selection in manufactured housing, hotels, and senior housing also contributed positively to the Fund's relative performance.

In terms of allocation, the Fund was hurt by its average underweight in offices, which continued to recover from COVID-era weakness. Overweights in regional malls, apartments, and data centers, together with an underweight in net lease, further detracted from the Fund's performance. An average overweight in senior housing helped results, as did an underweight in the lab/outpatient category.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	S&P 500® Index	FTSE NAREIT All Equity REITs Index
'15	$10,000	$10,000	$10,000
'16	$9,747	$9,504	$9,648
'16	$9,728	$9,491	$9,607
'16	$10,613	$10,135	$10,584
'16	$10,279	$10,174	$10,392
'16	$10,575	$10,357	$10,632
'16	$11,300	$10,384	$11,368
'16	$11,727	$10,766	$11,810
'16	$11,295	$10,782	$11,400
'16	$11,110	$10,784	$11,231
'16	$10,509	$10,587	$10,657
'16	$10,247	$10,979	$10,399
'16	$10,704	$11,196	$10,863
'17	$10,678	$11,408	$10,881
'17	$11,090	$11,861	$11,318
'17	$10,785	$11,875	$11,140
'17	$10,807	$11,997	$11,188
'17	$10,854	$12,166	$11,174
'17	$11,047	$12,242	$11,393
'17	$11,196	$12,494	$11,537
'17	$11,223	$12,532	$11,611
'17	$11,123	$12,790	$11,519
'17	$11,048	$13,089	$11,534
'17	$11,354	$13,490	$11,840
'17	$11,392	$13,640	$11,805
'18	$11,070	$14,421	$11,457
'18	$10,265	$13,890	$10,624
'18	$10,717	$13,537	$11,019
'18	$10,879	$13,589	$11,076
'18	$11,169	$13,916	$11,475
'18	$11,526	$14,002	$11,955
'18	$11,532	$14,523	$12,028
'18	$11,938	$14,996	$12,362
'18	$11,639	$15,081	$12,059
'18	$11,401	$14,050	$11,740
'18	$11,910	$14,337	$12,298
'18	$11,018	$13,042	$11,328
'19	$12,275	$14,087	$12,639
'19	$12,316	$14,540	$12,708
'19	$12,822	$14,822	$13,273
'19	$12,798	$15,422	$13,242
'19	$12,944	$14,442	$13,328
'19	$13,107	$15,460	$13,511
'19	$13,277	$15,682	$13,719
'19	$14,027	$15,434	$14,287
'19	$14,325	$15,723	$14,555
'19	$14,667	$16,063	$14,713
'19	$14,478	$16,646	$14,486
'19	$14,259	$17,149	$14,575
'20	$14,459	$17,142	$14,759
'20	$13,289	$15,731	$13,722
'20	$10,994	$13,788	$11,158
'20	$11,637	$15,556	$12,143
'20	$11,863	$16,296	$12,351
'20	$11,943	$16,620	$12,636
'20	$12,652	$17,558	$13,119
'20	$12,639	$18,820	$13,136
'20	$12,263	$18,105	$12,787
'20	$12,036	$17,623	$12,358
'20	$13,124	$19,552	$13,497
'20	$13,546	$20,304	$13,828
'21	$13,494	$20,099	$13,818
'21	$14,060	$20,653	$14,194
'21	$14,605	$21,558	$14,979
'21	$15,785	$22,708	$16,195
'21	$15,968	$22,867	$16,328
'21	$16,425	$23,401	$16,780
'21	$17,223	$23,957	$17,513
'21	$17,629	$24,685	$17,878
'21	$16,528	$23,537	$16,819
'21	$17,762	$25,186	$18,009
'21	$17,585	$25,011	$17,827
'21	$19,341	$26,132	$19,539
'22	$17,621	$24,780	$17,989
'22	$16,778	$24,038	$17,289
'22	$17,956	$24,931	$18,511
'22	$17,336	$22,757	$17,834
'22	$16,316	$22,798	$16,999
'22	$15,180	$20,917	$15,792
'22	$16,387	$22,845	$17,142
'22	$15,382	$21,913	$16,134
'22	$13,454	$19,895	$14,082
'22	$13,868	$21,506	$14,558
'22	$14,653	$22,708	$15,431
'22	$14,040	$21,400	$14,664
'23	$15,340	$22,744	$16,141
'23	$14,471	$22,189	$15,184
'23	$14,355	$23,004	$14,920
'23	$14,508	$23,363	$14,964
'23	$13,901	$23,464	$14,332
'23	$14,649	$25,015	$15,100
'23	$14,841	$25,819	$15,402
'23	$14,488	$25,407	$14,889
'23	$13,528	$24,196	$13,841
'23	$13,247	$23,687	$13,410
'23	$14,609	$25,851	$15,000
'23	$15,746	$27,025	$16,330
'24	$15,025	$27,479	$15,536
'24	$15,464	$28,946	$15,835
'24	$15,745	$29,878	$16,116
'24	$14,391	$28,657	$14,841
'24	$15,139	$30,078	$15,626
'24	$15,565	$31,158	$15,972
'24	$16,618	$31,537	$17,118
'24	$17,550	$32,302	$18,081
'24	$18,102	$32,992	$18,654
'24	$17,604	$32,693	$17,980
'24	$18,208	$34,612	$18,623
'24	$16,695	$33,787	$17,133
'25	$16,802	$34,727	$17,309
'25	$17,451	$34,274	$18,030
'25	$16,981	$32,343	$17,605
'25	$16,758	$32,124	$17,256
'25	$16,904	$34,146	$17,455
'25	$16,798	$35,882	$17,441
'25	$16,513	$36,688	$17,252
'25	$16,937	$37,431	$17,829
'25	$16,997	$38,797	$17,907
'25	$16,725	$39,706	$17,512
'25	$17,090	$39,803	$17,905
'25	$16,647	$39,828	$17,522

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	-0.28%	4.21%	5.23%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE NAREIT All Equity REITs Index	2.27%	4.85%	5.77%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 935,017,923
Holdings Count | Holding		37
Advisory Fees Paid, Amount		$ 4,080,213
InvestmentCompanyPortfolioTurnover		100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	935,017,923
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	100
Total Net Advisory Fees Paid ($)	4,080,213

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	31%
Health Care REITs	18%
Retail REITs	17%
Industrial REITs	13%
Residential REITs	12%
Hotel & Resort REITs	3%
Diversified REITs	3%
Office REITs	2%

Ten Largest Equity Holdings

Holdings	54.8% of Net Assets
Prologis, Inc.	9.7%
Welltower, Inc.	8.6%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.9%
SBA Communications Corp.	5.2%
Crown Castle, Inc.	4.8%
Realty Income Corp.	3.9%
Equity Residential	3.7%
Ventas, Inc.	3.6%
Extra Space Storage, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.99% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.99% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000099790
Shareholder Report [Line Items]
Fund Name		DWS RREEF Real Estate Securities Fund
Class Name		Institutional Class
Trading Symbol		RRRRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	0.63%

Gross expense ratio as of the latest prospectus: 0.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned -0.13% for the period ended December 31, 2025. The Fund's broad-based index, the S&P 500® Index, returned 17.88% for the same period, while the Fund's additional, more narrowly based index, the FTSE NAREIT All Equity REITs Index, returned 2.27%.

Individual stock selection and broader sector allocations each played a role in the Fund’s underperformance relative to the FTSE NAREIT All Equity REITs Index.

With respect to the former, the Fund’s holdings lagged the corresponding index components by the widest margin in the net lease category. The shortfall was largely a result of weakness in Essential Properties Real Estate Trust, Inc. (2.3%) and Vinci Properties, Inc.* The Fund also underperformed in specialty REITs, where Iron Mountain, Inc.* was the largest detractor, and in apartments, where overweights in Avalon Bay Communities, Inc.* and Independence Realty Trust, Inc.* hurt results.

On the positive side, the Fund outperformed in the lab/outpatient category thanks to an overweight in Healthcare Realty Trust, Inc. (0.9%) and a zero weighting in Alexandria Real Estate Equities, Inc., one of the worst performing stocks in the FTSE NAREIT All Equity REITs Index in 2025. The industrials category was a further area of strength, primarily due to zero weightings or underweights in several stocks that lagged. Stock selection in manufactured housing, hotels, and senior housing also contributed positively to the Fund's relative performance.

In terms of allocation, the Fund was hurt by its average underweight in offices, which continued to recover from COVID-era weakness. Overweights in regional malls, apartments, and data centers, together with an underweight in net lease, further detracted from the Fund's performance. An average overweight in senior housing helped results, as did an underweight in the lab/outpatient category.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	S&P 500® Index	FTSE NAREIT All Equity REITs Index
'15	$1,000,000	$1,000,000	$1,000,000
'16	$974,504	$950,376	$964,804
'16	$972,616	$949,094	$960,676
'16	$1,060,917	$1,013,479	$1,058,388
'16	$1,027,719	$1,017,408	$1,039,192
'16	$1,057,597	$1,035,679	$1,063,235
'16	$1,129,722	$1,038,363	$1,136,800
'16	$1,173,247	$1,076,646	$1,181,011
'16	$1,129,722	$1,078,158	$1,139,972
'16	$1,111,301	$1,078,362	$1,123,089
'16	$1,051,243	$1,058,691	$1,065,698
'16	$1,025,299	$1,097,900	$1,039,883
'16	$1,070,904	$1,119,601	$1,086,292
'17	$1,068,237	$1,140,836	$1,088,094
'17	$1,109,836	$1,186,134	$1,131,772
'17	$1,079,276	$1,187,518	$1,113,961
'17	$1,081,419	$1,199,714	$1,118,787
'17	$1,086,778	$1,216,597	$1,117,363
'17	$1,105,824	$1,224,190	$1,139,296
'17	$1,120,906	$1,249,363	$1,153,709
'17	$1,123,599	$1,253,188	$1,161,117
'17	$1,113,706	$1,279,039	$1,151,906
'17	$1,106,126	$1,308,886	$1,153,374
'17	$1,136,987	$1,349,029	$1,183,988
'17	$1,140,504	$1,364,028	$1,180,516
'18	$1,108,575	$1,442,124	$1,145,748
'18	$1,028,471	$1,388,971	$1,062,438
'18	$1,073,138	$1,353,673	$1,101,853
'18	$1,090,029	$1,358,867	$1,107,592
'18	$1,118,744	$1,391,591	$1,147,487
'18	$1,154,953	$1,400,156	$1,195,497
'18	$1,154,953	$1,452,261	$1,202,759
'18	$1,195,896	$1,499,583	$1,236,158
'18	$1,165,963	$1,508,119	$1,205,907
'18	$1,142,518	$1,405,039	$1,174,006
'18	$1,193,411	$1,433,671	$1,229,799
'18	$1,104,096	$1,304,224	$1,132,770
'19	$1,230,479	$1,408,739	$1,263,942
'19	$1,233,989	$1,453,971	$1,270,787
'19	$1,285,854	$1,482,224	$1,327,316
'19	$1,283,502	$1,542,239	$1,324,241
'19	$1,297,613	$1,444,233	$1,332,770
'19	$1,314,230	$1,546,017	$1,351,071
'19	$1,331,406	$1,568,237	$1,371,881
'19	$1,406,623	$1,543,396	$1,428,689
'19	$1,437,199	$1,572,274	$1,455,510
'19	$1,471,716	$1,606,329	$1,471,268
'19	$1,452,672	$1,664,637	$1,448,568
'19	$1,430,937	$1,714,879	$1,457,454
'20	$1,451,198	$1,714,207	$1,475,894
'20	$1,333,431	$1,573,095	$1,372,202
'20	$1,103,477	$1,378,798	$1,115,810
'20	$1,168,500	$1,555,551	$1,214,332
'20	$1,191,450	$1,629,639	$1,235,103
'20	$1,199,903	$1,662,048	$1,263,629
'20	$1,270,985	$1,755,763	$1,311,853
'20	$1,269,680	$1,881,968	$1,313,645
'20	$1,232,052	$1,810,459	$1,278,662
'20	$1,209,758	$1,762,312	$1,235,767
'20	$1,318,604	$1,955,222	$1,349,744
'20	$1,361,205	$2,030,397	$1,382,810
'21	$1,356,593	$2,009,899	$1,381,826
'21	$1,412,596	$2,065,322	$1,419,445
'21	$1,468,282	$2,155,774	$1,497,890
'21	$1,587,224	$2,270,825	$1,619,476
'21	$1,605,726	$2,286,685	$1,632,805
'21	$1,651,232	$2,340,067	$1,678,037
'21	$1,732,168	$2,395,655	$1,751,274
'21	$1,772,636	$2,468,496	$1,787,758
'21	$1,662,894	$2,353,687	$1,681,894
'21	$1,787,428	$2,518,591	$1,800,936
'21	$1,769,447	$2,501,140	$1,782,681
'21	$1,946,919	$2,613,231	$1,953,888
'22	$1,773,686	$2,478,004	$1,798,895
'22	$1,688,851	$2,403,809	$1,728,860
'22	$1,807,648	$2,493,061	$1,851,071
'22	$1,745,463	$2,275,662	$1,783,413
'22	$1,643,251	$2,279,837	$1,699,923
'22	$1,529,166	$2,091,651	$1,579,244
'22	$1,651,088	$2,284,511	$1,714,230
'22	$1,549,731	$2,191,344	$1,613,363
'22	$1,355,788	$1,989,524	$1,408,182
'22	$1,397,141	$2,150,599	$1,455,804
'22	$1,476,894	$2,270,783	$1,543,070
'22	$1,414,410	$2,139,953	$1,466,422
'23	$1,545,827	$2,274,415	$1,614,084
'23	$1,458,958	$2,218,922	$1,518,437
'23	$1,446,818	$2,300,388	$1,492,007
'23	$1,463,208	$2,336,293	$1,496,446
'23	$1,402,117	$2,346,448	$1,433,171
'23	$1,477,268	$2,501,490	$1,509,958
'23	$1,496,746	$2,581,850	$1,540,197
'23	$1,461,537	$2,540,743	$1,488,946
'23	$1,365,044	$2,419,606	$1,384,110
'23	$1,336,418	$2,368,730	$1,340,957
'23	$1,473,525	$2,585,055	$1,500,026
'23	$1,589,038	$2,702,496	$1,632,955
'24	$1,516,327	$2,747,909	$1,553,586
'24	$1,561,014	$2,894,635	$1,583,521
'24	$1,589,363	$2,987,769	$1,611,649
'24	$1,452,218	$2,865,735	$1,484,140
'24	$1,528,410	$3,007,832	$1,562,614
'24	$1,571,436	$3,115,759	$1,597,186
'24	$1,677,935	$3,153,685	$1,711,810
'24	$1,772,175	$3,230,183	$1,808,103
'24	$1,828,235	$3,299,170	$1,865,361
'24	$1,778,178	$3,269,251	$1,798,025
'24	$1,839,787	$3,461,160	$1,862,283
'24	$1,686,779	$3,378,652	$1,713,333
'25	$1,697,681	$3,472,739	$1,730,901
'25	$1,763,875	$3,427,426	$1,802,968
'25	$1,715,870	$3,234,310	$1,760,474
'25	$1,693,932	$3,212,378	$1,725,635
'25	$1,708,819	$3,414,580	$1,745,517
'25	$1,698,703	$3,588,220	$1,744,093
'25	$1,669,551	$3,668,750	$1,725,213
'25	$1,713,673	$3,743,121	$1,782,915
'25	$1,718,907	$3,879,745	$1,790,668
'25	$1,691,950	$3,970,584	$1,751,157
'25	$1,728,422	$3,980,316	$1,790,509
'25	$1,684,560	$3,982,753	$1,752,228

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	-0.13%	4.35%	5.35%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE NAREIT All Equity REITs Index	2.27%	4.85%	5.77%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 935,017,923
Holdings Count | Holding		37
Advisory Fees Paid, Amount		$ 4,080,213
InvestmentCompanyPortfolioTurnover		100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	935,017,923
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	100
Total Net Advisory Fees Paid ($)	4,080,213

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	31%
Health Care REITs	18%
Retail REITs	17%
Industrial REITs	13%
Residential REITs	12%
Hotel & Resort REITs	3%
Diversified REITs	3%
Office REITs	2%

Ten Largest Equity Holdings

Holdings	54.8% of Net Assets
Prologis, Inc.	9.7%
Welltower, Inc.	8.6%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.9%
SBA Communications Corp.	5.2%
Crown Castle, Inc.	4.8%
Realty Income Corp.	3.9%
Equity Residential	3.7%
Ventas, Inc.	3.6%
Extra Space Storage, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Instiutional Class shares changed from 0.99% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Instiutional Class shares changed from 0.99% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.